LEASES AND SIMILAR ARRANGEMENTS - FINANCE LEASES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 179,102,000
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	137,842,340	$ 181,564,000
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	9,518,340	6,512,000
Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	0	495,000
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 128,324,000	$ 174,557,000